Consolidated Statements of Changes in Stockholders' Deficit (USD $)	Preferred Stock	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance at Mar. 31, 2011	$ 0	$ 2,929	$ 26,365	$ (9,333,803)	$ (9,304,509)
Beginning Balance - shares at Mar. 31, 2011	0	29,294,000
Preferred shares issued for cash, value	69		692,931		693,000
Preferred shares issued for cash, shares	693,000
Commons shares issued for cash, value		27	240		267
Commons shares issued for cash, shares		266,667
Foregiveness of debt from related parties			1,997,350		1,997,350
Net loss				(3,887,357)	(3,887,357)
Ending Balance at Mar. 31, 2012	69	2,956	2,716,886	(13,221,160)	(10,501,249)
Ending Balance - shares at Mar. 31, 2012	693,000	29,560,667
Shares issued for services, value		242	2,177		2,419
Shares issued for services, shares		2,419,333
Shares issued for equipment, value		2	18		20
Shares issued for equipment, shares		20,000
Net loss				(2,983,958)	(2,983,958)
Ending Balance at Mar. 31, 2013	$ 69	$ 3,200	$ 2,719,081	$ (16,205,118)	$ (13,482,768)
Ending Balance - shares at Mar. 31, 2013	693,000	32,000,000